OPERATING LEASES - Schedule of Future Minimum lease Payments for Operating leases (Details) $ in Thousands	Jun. 30, 2020 USD ($)
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2021	$ 3,038
2022	2,172
2023	1,023
2024	385
2025 and onwards	0
Total minimum lease payments	6,618
Less: imputed interest	827
Total lease liability balance	$ 5,791